Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses:
Depreciation and amortization		$ 2,322	$ 48,247	$ 93,078
Impairment charges			573,838
Other expenses:
Loss on extinguishment of debt		35,828	685	2,414
Loss before income taxes		(18,825)	(774,185)	(53,848)
Income tax expense		304
Hoya Intermediate, LLC
Revenues		443,038	35,077	468,925
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)		90,617	24,690	106,003
Marketing and selling		181,358	38,121	178,446
General and administrative		92,170	66,199	101,335
Depreciation and amortization		2,322	48,247	93,078
Impairment charges			573,838
Income (loss) from operations		76,571	(716,018)	(9,937)
Other expenses:
Interest expense – net		58,179	57,482	41,497
Loss on extinguishment of debt		35,828	685	2,414
Other expense		1,389
Loss before income taxes		(18,825)	(774,185)	(53,848)
Income tax expense		304
Net loss		(19,129)	(774,185)	(53,848)
Net loss attributable to Hoya Intermediate LLC shareholders prior to reverse recapitalization		(12,836)	$ (774,185)	$ (53,848)
Less: Net income attributable to redeemable noncontrolling interests		(3,010)
Net loss attributable to Class A Common Stockholders		$ (3,283)
Loss per Class A Common Stock
Basic	[1]	$ (0.04)
Diluted	[1]	$ (0.04)
Weighted average common shares outstanding(1):
Basic	[1]	77,498,775
Diluted	[1]	77,498,775

[1]	Represents loss per common share and weighted-average common shares outstanding for the period following the Merger Transaction and PIPE Financing as defined in Note 1, Background, Description of Business and Basis of Presentation.